Income taxes - Current and deferred component of income tax expenses (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income taxes
Current tax	$ 10,314,759	¥ 71,809,290	¥ 213,083,260	¥ 395,369,391
Deferred tax	(23,688,117)	(164,911,933)	(3,162,072)	(257,121,164)
Total	$ (13,373,358)	¥ (93,102,643)	¥ 209,921,188	¥ 138,248,227